Fair Value Measurement	12 Months Ended
Jun. 30, 2021
Fair Value Measurement
Fair Value Measurement

Note 12 – Fair Value Measurement

Fair value measurements

At June 30, 2021 and 2020, the fair value of derivative liabilities is estimated using the Cox, Ross & Rubinstein Binomial Tree valuation model using inputs that include the expected volatility, the implied risk-free interest rate, as well as the expected dividend rate. The derivative liabilities are the only Level 3 fair value measures.

At June 30, 2021, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Fair Value Measurements at
	June 30, 2021:
	(Level 1)	(Level 2)	(Level 3)
Derivative liability – Convertible notes			115,047
Derivative liability – Warrants	$-	$-	$69,334
Total derivative liability	$-	$-	$184,381